Provisions, contingent liabilities, contingent assets and credit commitments	6 Months Ended
Mar. 31, 2019
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated. Provisions raised by the Group are set out in the table in the “Provisions” section below. Where it is not probable there will be an outflow of economic resources or where a liability cannot be reliably estimated a contingent liability may exist.

Provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	impairment			regulation
	service	employee	lending	on credit			and
$m	leave	benefits	losses	commitments[1]	Leasehold	Restructuring	remediation	Total
Balance at 30 September 2018	417	699	53	239	24	27	469	1,928
Impact on adoption of AASB 9	-	-	-	98	-	-	-	98
Restated opening balance	417	699	53	337	24	27	469	2,026
Additions	42	488	20	11	7	176	970	1,714
Utilisation	(22)	(718)	(40)	-	(2)	(26)	(124)	(932)
Reversal of unutilised provisions	-	(10)	-	-	-	-	(35)	(45)
Unwinding of discount	-	-	-	-	-	-	-	-
Other	1	-	-	-	-	-	-	1
Balance at 31 March 2019	438	459	33	348	29	177	1,280	2,764

Compliance, regulation and remediation provisions

Provisions for the First Half 2019 in respect of compliance, regulation and remediation include:

•	customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners;

•

estimated customer refunds associated with certain ongoing advice service fees charged by authorised representatives of the Group's wholly owned subsidiaries Securitor Financial Group (Securitor) Limited and Magnitude Group Pty Ltd (Magnitude);

•	refunds for certain consumer and business customers that had interest only loans that did not automatically switch, when required, to principal and interest loans; and

•	refunds to certain business customers who were provided with business loans where they should have been provided with loans covered by the National Consumer Credit Protection Act.

Customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners

Westpac previously estimated a provision of $140 million for customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners during the period 2008 to 2017. As announced on 25 March 2019, Westpac has raised an additional provision of $128 million in 1H19 to reflect an increase in the estimated proportion of instances where records of financial advice were insufficient for the purposes of the remediation, together with associated interest and program costs bringing the total provision for these customer refunds to $229 million. From the total amount provided for, $29 million has been paid to customers to balance date.

A number of estimates have been used and judgements have been applied in determining the additional provision in 1H19. These include:

•	Total fees received by the Group in respect of salaried financial planners in the period 2008 to 2017 were approximately $534 million; and

•	The proportion of total fees that are estimated to be refunded is 28%. The key assumption in this estimate relates to the nature and extent of records to evidence that services were provided.

The provision includes estimated interest and estimated program costs.

1.

The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude

The Group has estimated customer remediation costs (including interest on refunded fees and additional costs to implement the remediation program) where customers of authorised representatives of the Group's wholly owned subsidiaries Securitor and Magnitude paid ongoing advice service fees to those representatives and where it is not clear that the services were provided. The ongoing advice service fees were charged during the period from 2008 to 2018.

The Group is focused on identifying and making refunds to affected customers as soon as possible and anticipates that it will commence remediation for affected customers of authorised representatives still operating under the Magnitude and Securitor licences in the Group's Second Half 2019 .

There are challenges involved in determining the extent of the services provided by authorised representatives who are no longer operating under the Magnitude and Securitor licences because, amongst other things, many of the former authorised representatives' files have been difficult to access particularly where authorised representatives have ceased operating under the Group’s licences or have left the industry.

As a result, we have conducted sample based reviews in order to develop an estimate of fees that may need to be refunded. The insights from these reviews have informed a number of the estimates that have been used and the judgements which have been applied in estimating the provision of $510 million at 31 March 2019. They include:

•	Total fees received by authorised representatives from their customers in the period 2008 to 2018 were approximately $966 million; and

•	The proportion of fees that are estimated to be refundable under the current proposed remediation methodology is 31%. The key assumptions in this estimate include:

-	The basis for refunding customers of the authorised representatives; and

-	The nature, extent and availability of records to evidence that service was provided.

The provision includes estimated interest and estimated program costs.

Westpac is also yet to finalise its remediation approach which may change following industry and regulator discussions. It is possible that the final outcome could be below or above the provision, if the actual outcome differs to the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Restructuring provisions

On 19 March 2019, the Group announced that it was:

•	realigning its major BT businesses into the Consumer and Business Bank;
•	exiting the provision of personal financial advice by Westpac Group salaried financial planners and authorised representatives;
•	moving to a referral model for financial advice by utilising a panel of advisers or adviser firms; and
•	entering into a sale agreement as part of the exit with Viridian Advisory, that would see many BT Financial Advice ongoing advice customers offered an opportunity to transfer to Viridian Advisory.

A number of the Group’s salaried financial advisers and support staff will transition to Viridian from the anticipated completion date of 30 June 2019. Some authorised representatives may also move to Viridian by 30 September 2019.

Other provisions

The Group also holds certain provisions relating to previously claimed research and development tax incentives.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory actions

Regulators and other bodies routinely conduct reviews involving the financial services sector, both in Australia and overseas. These reviews may consider a range of subject matters, and in Australia, a number of reviews have recently considered, and continue to consider, potential misconduct in credit and financial services.

Domestic regulators such as ASIC, APRA, ACCC, AUSTRAC and the ATO, as well as certain international regulators such as the Hong Kong Monetary Authority, Monetary Authority of Singapore and National Futures Association in the U.S. are also currently conducting reviews and inquiries (some of which are industry-wide) that currently involve or may involve the Group in the future. These reviews are separately considering a range of matters, including matters such as responsible lending, the pricing of residential mortgages, the provision of financial advice, anti-money laundering and counter-terrorism financing processes and procedures, and financial markets conduct.

Westpac has also received various notices and requests for information from regulators as part of both industry-wide and Westpac-specific reviews and inquiries.

These reviews and inquiries, which may be conducted by a regulator, and in some cases also an external third party assurance provider retained either by the regulator or by the Group (including where a matter has been self-identified by the Group), may result in litigation (including class action proceedings against the Group), fines, penalties, revocation, suspension or variation of conditions of relevant regulatory licences or other enforcement or administrative action being taken by regulators or other parties. An assessment of the likely cost to the Group of these reviews and actions has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated.

A regulatory review currently being conducted relates to International Funds Transfer Instructions (IFTIs) required to be reported under Australia's AML/CTF Act. Under the relevant legislation, the 'sender' financial institution of an IFTI transmitted out of Australia, or the 'recipient' financial institution of an IFTI transmitted into Australia, is required to report the IFTI to AUSTRAC within ten business days of the instruction being sent or received. The Group has self-reported to AUSTRAC a failure to report a large number of IFTIs. The majority of these IFTIs concern batch instructions received by Westpac through one WIB product between 2009 and 2018 from a small number of correspondent banks for payments made predominantly to beneficiaries living in Australia in Australian dollars. Through the product, Westpac facilitates payments on behalf of clients of certain of its correspondent banks. The majority of the payments are low value, recurring and made by Government pension funds and corporates. As reported in the Group's 2018 Annual Report, the Group is continuing to work with AUSTRAC to remediate the failure to report IFTIs. AUSTRAC is investigating this matter and, over the last six months, has issued a number of detailed notices requiring the production of documents and information. Further details regarding the consequences of the failure to comply with financial crime obligations, which could include regulatory enforcement action by AUSTRAC and other regulators, including litigation, resulting in fines and/or penalties, is set out in the Risk Factors section of this report. No provision has been raised for this matter including in relation to any potential regulatory enforcement action.

Litigation

There are ongoing Court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group's likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below.

•

On 1 March 2017, ASIC commenced litigation in relation to certain Westpac home loans (including certain interest only loans) alleging contraventions of the National Consumer Credit Protection Act 2009 (Cth). On 4 September 2018, Westpac and ASIC agreed to settle the proceedings on the basis of a proposed $35 million penalty and declarations that Westpac contravened the National Consumer Credit Protection Act 2009 (Cth). The proposed settlement was subject to Court approval. However, on 13 November 2018, the Court did not approve the proposed settlement. Accordingly, the proceedings remain on foot. The trial is scheduled for May 2019. While Westpac had previously provided for this matter on the basis of the agreed settlement, since this settlement was not approved this provision was written-back. No provision has been recognised in relation to this matter.

•

On 22 December 2016, ASIC commenced Federal Court proceedings against BT Funds Management Limited and Westpac Securities Administration Limited (WSAL) in relation to a number of superannuation account consolidation campaigns conducted between 2013 and 2016. ASIC has alleged that in the course of some of these campaigns, customers were provided with personal advice in contravention of a number of Corporations Act 2001 (Cth) provisions. ASIC selected 15 specific customers as the focus of their claim. Judgment was handed down on 21 December 2018. The Court found that no personal advice had been provided and that BTFM and WSAL did not contravene the relevant personal advice provisions. The Court also found that BTFM and WSAL had each contravened Section 912A(1)(a) of the Corporations Act insofar as they had failed to do all things necessary to ensure that financial services were provided efficiently, honestly and fairly through the adoption of the relevant training and coaching frameworks used in certain superannuation consolidation campaigns. In February 2019, ASIC filed an appeal. Westpac has cross-appealed the Section 912A(1)(a) finding. The appeal is expected to be heard later this year. No provision has been recognised in relation to this matter.

•

In August 2016, a class action was filed in the United States District Court for the Southern District of New York against Westpac and a large number of Australian and international banks alleging misconduct in relation to the bank bill swap reference rate. On 26 November 2018, the US Court delivered its judgment on the Motion to Dismiss the US BBSW class action proceedings, with the case against Westpac and certain other foreign banks being dismissed on the basis that the Court does not have jurisdiction to hear the case. In April 2019, the Plaintiffs filed an amended claim, which brings Westpac back into the proceedings. Westpac is continuing to defend the proceedings. No provision has been recognised in relation to this matter.

•

On 12 October 2017, a class action against Westpac and Westpac Life Insurance Services Limited (WLIS) was filed in the Federal Court of Australia. The class action was filed on behalf of customers who, since February 2011, obtained insurance issued by WLIS on the recommendation of certain financial advisers employed within the Westpac Group. The plaintiffs have alleged that aspects of the financial advice provided by those advisers breached fiduciary and statutory duties owed to the advisers' clients, including the duty to act in the best interests of the client and that WLIS was knowingly involved in those alleged breaches. Westpac and WLIS are defending the proceedings. These proceedings are currently stayed by order of the Court, pending the outcome of an appeal concerning a procedural issue unrelated to the substantive claims made in the class action. No provision has been recognised in relation to this matter.

•

On 21 February 2019, a class action against Westpac was filed in the Federal Court of Australia.  The Court documents provide limited details, however, the claims appear to allege that Westpac did not comply with its responsible lending obligations and entered into certain home loans that it should otherwise have assessed as unsuitable. The allegations include that Westpac failed to properly verify customer expenses for the period from 1 January 2011 onwards, and did not properly assess repayments for interest only loans for the period from 1 January 2011 to August 2015.  Westpac is defending the proceedings. No provision has been recognised in relation to this matter.

Internal reviews, remediation and customer complaints

Westpac is currently undertaking a number of reviews to identify and resolve prior issues that have the potential to impact our customers and reputation. These internal reviews have identified, and may continue to identify, issues in respect of which we are, or will be, taking steps to put things right (including in relation to areas of industry focus such as compliance with responsible lending obligations and the way some product terms and conditions are operationalised) so that our customers are not at a disadvantage from certain past practices. By undertaking these reviews we can also improve our processes and controls. An assessment of the Group's likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Contingent liabilities may exist in respect of actual or potential claims, compensation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities may also exist in relation to customer complaints that will be brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds. AFCA has a broader jurisdiction than previous dispute resolution bodies which it has replaced and, up until 30 June 2020, can also consider customer complaints dating back to 1 January 2008.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS) the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities are reviewing the taxation treatment of certain transactions (including both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

Risk reviews and audits are also being undertaken by revenue authorities in other jurisdictions, as part of normal revenue authority activity in those countries. These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

•	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
•

guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. Each guarantee is capped at $40 million per year and can only be utilised if the entity concerned becomes legally obliged to pay for a claim under the relevant licence. The Parent Entity has a right to recover any funds payable under the guarantees from the relevant subsidiary.

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual required liquidity and credit risk exposure is therefore less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 22 of the 2018 Annual Report for the year ended 30 September 2018 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov't	% Mov't
	31 March	30 Sept	31 March	Mar 19 -	Mar 19 -
$m	2019	2018	2018	Sept 18	Mar 18
Undrawn credit commitments
Letters of credit and guarantees[1]	15,804	15,585	15,306	1	3
Commitments to extend credit[2]	176,242	174,658	176,258	1	-
Other	431	154	249	180	73
Total undrawn credit commitments	192,477	190,397	191,813	1	-

[1]  Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

[2]  Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2019 the Group had offered $5.5 billion (30 September 2018: $5.7 billion; 31 March 2018: $4.6 billion) of facilities to customers, which had not yet been accepted.